Results for the Year - Range of exercise (Details) EquityInstruments in Thousands	1 Months Ended			12 Months Ended
	Apr. 30, 2019 $ / shares	Sep. 30, 2018 $ / shares	Jun. 30, 2017 $ / shares	Dec. 31, 2020 EquityInstruments $ / shares	Dec. 31, 2019 Y EquityInstruments $ / shares	Dec. 31, 2018 Y EquityInstruments $ / shares	Dec. 31, 2017 EquityInstruments
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options	$ 0.60	$ 1.40	$ 2.04		$ 0.60
Outstanding options | EquityInstruments				6,442	12,898	12,980	14,191
Dividend yield (%)					0.00%	0.00%
Expected volatility (%)					85.00%
Risk-free interest rate (%)					2.30%
Expected life of the equity award (years) | Y					3
Share price					$ 0.60
Average fair value per option or warrant granted ($)					$ 0.33	$ 0.21
Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options						$ 1.40
Expected volatility (%)						73.00%
Risk-free interest rate (%)						2.80%
Expected life of the equity award (years) | Y						2.3
Share price						$ 0.53
Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options						$ 3.77
Expected volatility (%)						86.00%
Risk-free interest rate (%)						2.90%
Expected life of the equity award (years) | Y						3.3
Share price						$ 1.30
$0.0017
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options				$ 0.0017
Outstanding options | EquityInstruments				4,910	6,318	6,407
$0.60 to $1.26
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding options | EquityInstruments				141	193	186
$0.60 to $1.26 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options				$ 0.60
$0.60 to $1.26 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options				$ 1.26
$2.24 to $2.83
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding options | EquityInstruments				120	2,618	2,618
$2.24 to $2.83 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options				$ 2.24
$2.24 to $2.83 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options				2.83
$3.77
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options				$ 3.77
Outstanding options | EquityInstruments				674	674	674
$4.51 to $6.92
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding options | EquityInstruments				597	597	597
$4.51 to $6.92 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options				$ 4.51
$4.51 to $6.92 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options				6.92
$14.13
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price per share, options				$ 14.13
Outstanding options | EquityInstruments					2,498	2,498